As filed with the Securities and Exchange Commission on May 15, 1997


                                                       Registration No. 33-10648
                                                                        811-4927


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 19                    X
                                                                           -
                                     and/or


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                 Amendment No. 19                          X
                                                                           -
                                   ----------



                            EXECUTIVE INVESTORS TRUST
               (Exact name of Registrant as specified in charter)

                               Ms. Concetta Durso
                          Secretary and Vice President
                            Executive Investors Trust
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on May 16, 1997 pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, no par value, under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 27, 1997.

The sole purpose of this Post-Effective Amendment No. 19 is to electronically file certain exhibits previously filed with the Commission in paper format. Parts A and B of this Post-Effective Amendment No. 19 have been filed with the Commission on April 14, 1997 in Registrant's Post-Effective Amendment No. 18 (File No. 33-10648).

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)  Financial Statements:

             Financial Statements are set forth in Part B, Statement of Additional Information.

    (b)      Exhibits:

         (1)/2/      Amended and Restated Declaration of Trust

         (2)/2/      By-laws

         (3)         Not Applicable

         (4) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated October 28, 1986, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as
                     Exhibit   99.B2   to   Registrant's   Registration
                     Statement

         (5)/2/ Investment Advisory Agreement between Registrant and Executive Investors Management Company, Inc.

         (6)/2/ Underwriting Agreement between Executive Investors Corporation and the Registrant

         (7)         Not Applicable

         (8)a./2/    Custodian Agreement between Irving Trust Company and
                     Registrant

            b./2/ Supplement to Custodian Agreement between The Bank of New York and Registrant

         (9)a./2/ Administration Agreement by and among Administrative Data Management Corp., Executive Investors Corporation and Registrant

            b.       Schedule A to Administration Agreement

       (10)/1/       Opinion of Counsel

       (11)a./3/     Consent of independent accountants

           b./2/     Powers of Attorney

       (12)          Not Applicable

       (13)          No undertakings in effect

        (14)a. First Investors Profit Sharing/Money Purchase Pension Retirement Plan for Sole Proprietorships, Partnerships, and Corporations

            b.      First Investors Individual Retirement Account

            c.      First Investors 403(b) Custodial Account

            d.      First Investors SEP-IRA and SARSEP-IRA

        (15)/2/     Amended and Restated Class A Distribution Plan

        (16)/3/     Performance Calculations

        (17)        Not Applicable

        (18)        Not Applicable

----------
/1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ending December 31, 1996 filed on February 27, 1997.
/2/ Incorporated by reference from Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 33-10648) filed on April 24, 1996.
/3/ Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 33-10648) filed on April 14, 1997.


Item 25.     Persons Controlled by or under common control with Registrant

             There are no persons controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities


                                                         Number of
                                                    Record Holders as of
                 Title of Class                           May 2, 1997
                     Class A

               Executive Investors
                 High Yield Fund                            831

               Executive Investors
                 Blue Chip Fund                             157

               Executive Investors
             Insured Tax Exempt Fund                        362


Item 27.  Indemnification

             Indemnification provisions are contained in:

            1. Article XI, Sections 1 and 2 of Registrant's Declaration of Trust (Exhibit 1 to Part C hereof);

            2. Paragraph 7 of the Investment Advisory Agreement by and between Executive Investors Management Company, Inc. and Registrant (Exhibit 5 to Part C hereof); and

            3. Paragraph 7 of the Underwriting Agreement by and between Executive Investors Corporation and Registrant (Exhibit 6 to Part C hereof).

             The general effect of these indemnification provisions will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's or officer's office.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 32 herein.

Item 28.  Business and Other Connections of Investment Adviser

             Affiliations  of the  officers  and  directors  of  the  Investment
Adviser are set forth in Part B, Statement of Additional Information, under "Trustees and Officers."

Item 29.  Principal Underwriters

    (a)      Inapplicable

    (b)      The following persons are the officers and directors of the
Underwriter:

                             Position and Office           Position and
Name and Principal           with Executive                Office with
Business Address             Investors Corporation         Registrant
------------------           ---------------------         ------------

Glenn O. Head                Chairman and Director         President
95 Wall Street                                             and Trustee
New York, NY 10005

Marvin M. Hecker             President                     None
95 Wall Street
New York, NY 10005

Joseph I. Benedek            Treasurer                     Treasurer
581 Main Street
Woodbridge, NJ  07095

Kathryn S. Head              Vice President,               Trustee
581 Main Street              Chief Financial
Woodbridge, NJ 07095         Officer and Director

Carol Lerner Brown           Secretary                     Assistant Secretary
95 Wall Street
New York, NY  10005

Robert J. Murphy             Comptroller                   None
581 Main Street
Woodbridge, NJ  07095


Elizabeth Reilly             Vice President                None
581 Main Street
Woodbridge, NJ  07095



    (c) Not applicable

Item 30.  Location of Accounts and Records

             Physical possession of the books, accounts and records of the Registrant are held by Executive Investors Management Company, Inc. and its affiliated companies, Executive Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 31.     Management Services

             Inapplicable

Item 32.     Undertakings

             The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of May, 1997.

                                                EXECUTIVE INVESTORS TRUST
                                                (Registrant)

                                                 By:  /s/ Glenn O. Head
                                                      -----------------
                                                      Glenn O. Head
                                                      President and Trustee

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Glenn O. Head                 Principal Executive            May 14, 1997
-------------------------         Officer and Director
Glenn O. Head

/s/ Joseph I. Benedek             Principal Financial            May 14, 1997
-------------------------         and Accounting Officer
Joseph I. Benedek

         *                        Director                       May 14, 1997
-------------------------
Kathryn S. Head

         *                        Director                       May 14, 1997
-------------------------
Roger L. Grayson

         *                        Director                       May 14, 1997
-------------------------
Herbert Rubinstein

         *                        Director                       May 14, 1997
-------------------------
Nancy Schaenen

         *                        Director                       May 14, 1997
-------------------------
James M. Srygley

         *                        Director                       May 14, 1997
-------------------------
John T. Sullivan

         *                        Director                       May 14, 1997
-------------------------
Rex R. Reed

         *                        Director                       May 14, 1997
-------------------------
Robert F. Wentworth

*By:     /s/ Larry R. Lavoie
         -------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS


Exhibit
Number                  Description
-------                 -----------

99.B9                   Schedule A to Administration Agreement
99.B14.1                Profit Sharing/Money Purchase Pension Plan
99.B14.2                Individual Retirement Account
99.B14.3                403(b) Custodial Account
99.B14.4                SEP-IRA and SARSEP-IRA